Related Party Transactions	12 Months Ended
Dec. 31, 2017
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Related Party Transactions

23. RELATED PARTY TRANSACTIONS

A related party is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, the influence or control of the Group.

The following related party balances existed with associate or joint venture businesses at 31 December:

Related party balances	€ million 2017	€ million 2016
Trading and other balances due from joint ventures	124	115
Trading and other balances due from/(to) associates	-	-

JOINT VENTURES

Sales by Unilever group companies to Unilever Jerónimo Martins and Pepsi Lipton joint ventures were €117 million and €65 million in 2017 (2016: €118 million and €69 million) respectively. Sales from Unilever Jerónimo Martins and from Pepsi Lipton joint ventures to Unilever group companies were €68 million and €65 million in 2017 (2016: €66 million and €51 million) respectively. Balances owed by/(to) Unilever Jerónimo Martins and Pepsi Lipton joint ventures at 31 December 2017 were €130 million and €(6) million (2016: €119 million and €(4) million) respectively.

ASSOCIATES

Langholm Capital Partners invests in private European companies with above-average longer-term growth prospects.

Langholm Capital II was launched in 2009. Unilever has invested €58 million in Langholm Capital II, with an outstanding commitment at the end of 2017 of €17 million (2016: €18 million). During 2017, Unilever received €10 million (2016: nil) from its investment in Langholm Capital II.